Warrant liability (Details 1) - Derivative Financial Liability [member]	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.91%
Expected life of warrants (in years)	2 months 15 days
Expected annualized volatility	36.25%
Forfeiture rate	0.00%